Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Feb. 27, 2019
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS SECURITIES TRUST
CIK	dei_EntityCentralIndexKey	0000088048
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Feb. 27, 2019
Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2019
Prospectus Date	rr_ProspectusDate	Mar. 01, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A